Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventories
Schedule of inventories

Inventories

in € THOUS

	June 30,	December 31,
	2022	2021

Finished goods	1,338,138	1,233,197
Health care supplies	519,868	452,073
Raw materials and purchased components	290,373	247,478
Work in process	130,480	105,266
Inventories	2,278,859	2,038,014